PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Receivable from processing agencies	$ 2,329	$ 2,332
Prepayment to suppliers	1,554	1,166
Interest receivable		297
Rental deposits and prepaid rents	218	414
Staff advance	63	24
Others	889	956
Total	$ 5,053	$ 5,189